Papp Small & Mid-Cap Growth Fund
RISK/RETURN SUMMARY
Investment Objective
The investment objective of the Fund is long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of the amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund Shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		1.43%
Total Annual Fund Operating Expenses		2.43%
Less: Management Fee Reductions and Expense Reimbursements	[2]	(1.18%)
Total Annual Fund Operating Expenses After Management Fee Reductions and Expense Reimbursements		1.25%
[1]	The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the Fund to pay up to 0.25% of its average daily net assets for certain expenses related to the distribution and servicing of its shares, but only if the Fund's Board of Trustees has specifically authorized the payment of such fees. Until at least April 1, 2013, the Board of Trustees will not authorize payment of fees pursuant to the plan.
[2]	The Adviser has contractually agreed, until at least April 1, 2013, to reduce its management fees and to pay the Fund's operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.25% of the Fund's average daily net assets. Management fee reductions and operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses, if any. Prior to April 1, 2013, the expense limitation agreement may be modified or terminated only with approval of the Board of Trustees.

Expense Example.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the contractual agreement to reduce management fees and pay other Fund expenses remains in effect only until April 1, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund Shares	127	645	1,189	2,676

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies.  There is no minimum percentage of assets that must be invested in either small or mid-cap issuers and the Fund may be invested substantially in either small-cap or mid-cap issuers when the Adviser believes such focus is warranted.  This investment strategy is a non-fundamental policy of the Fund, and may be changed by the Fund’s Board of Trustees at any time.  Shareholders of the Fund will be provided with at least 60 days advance written notice of such a change.

The Adviser defines small and mid-cap companies as companies with market capitalizations, at the time of investment, that do not exceed the market capitalization of the largest company included in the Russell Midcap Growth Index, which was $21.4 billion as of February 29, 2012.  The size of the companies included in the Russell Midcap Growth Index will change as a result of market conditions and reconstitution of the Index.

In choosing investments, the Adviser looks for equity securities of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.  The Adviser measures a company’s prospects for capital growth by considering, among other factors, growth over extended periods of time, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth.

The Adviser generally follows a “buy and hold” strategy and, once a security has been purchased, the Fund will ordinarily retain it for as long as the Adviser believes the security’s prospects for capital growth continue to be favorable and the security is not overvalued in the marketplace.  The Adviser may also sell a security if it identifies alternative securities that are more attractive.

Principal Risks

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk.  The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Common stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a security’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  At times, the stock markets can be volatile and stock prices can change dramatically.

Small and Mid-Cap Company Risk.  Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations.  Small and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock, and they may also suffer from a lack of publicly available information.

Investment Style and Management Risk.  The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.  All returns include the reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown.  Updated performance information, current through the most recent month end, is available by calling 877-370-7277.

Annual Total Returns for Years Ended December 31

The Fund’s year-to-date return through March 31, 2012 is 14.00%

•	During the period shown in the bar chart, the highest return for a quarter was 9.79% during the quarter ended December 31, 2011.
•	During the period shown in the bar chart, the lowest return for a quarter was -18.07% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2011

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Total Returns Papp Small & Mid-Cap Growth Fund	1 Year	Since Inception	Inception Date
Papp Small & Mid-Cap Growth Fund Shares	(2.36%)	10.56%	Mar 8, 2010
Papp Small & Mid-Cap Growth Fund Shares - Return After Taxes on Distributions	(2.36%)	10.56%	Mar 8, 2010
Papp Small & Mid-Cap Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(1.53%)	9.03%	Mar 8, 2010
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.65%)	9.80%	Mar 8, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	Papp Investment Trust
CIK	dei_EntityCentralIndexKey	0001477597
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 23, 2012
Effective Date	dei_DocumentEffectiveDate	Apr 1, 2012
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Papp Small & Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Expense Example.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the contractual agreement to reduce management fees and pay other Fund expenses remains in effect only until April 1, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies.  There is no minimum percentage of assets that must be invested in either small or mid-cap issuers and the Fund may be invested substantially in either small-cap or mid-cap issuers when the Adviser believes such focus is warranted.  This investment strategy is a non-fundamental policy of the Fund, and may be changed by the Fund’s Board of Trustees at any time.  Shareholders of the Fund will be provided with at least 60 days advance written notice of such a change.

The Adviser defines small and mid-cap companies as companies with market capitalizations, at the time of investment, that do not exceed the market capitalization of the largest company included in the Russell Midcap Growth Index, which was $21.4 billion as of February 29, 2012.  The size of the companies included in the Russell Midcap Growth Index will change as a result of market conditions and reconstitution of the Index.

In choosing investments, the Adviser looks for equity securities of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.  The Adviser measures a company’s prospects for capital growth by considering, among other factors, growth over extended periods of time, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth.

The Adviser generally follows a “buy and hold” strategy and, once a security has been purchased, the Fund will ordinarily retain it for as long as the Adviser believes the security’s prospects for capital growth continue to be favorable and the security is not overvalued in the marketplace.  The Adviser may also sell a security if it identifies alternative securities that are more attractive.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk.  The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Common stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a security’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  At times, the stock markets can be volatile and stock prices can change dramatically.

Small and Mid-Cap Company Risk.  Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations.  Small and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock, and they may also suffer from a lack of publicly available information.

Investment Style and Management Risk.  The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.  All returns include the reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown.  Updated performance information, current through the most recent month end, is available by calling 877-370-7277.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance for each full calendar year over the life of the Fund, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	877-370-7277
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through March 31, 2012 is 14.00%

•	During the period shown in the bar chart, the highest return for a quarter was 9.79% during the quarter ended December 31, 2011.
•	During the period shown in the bar chart, the lowest return for a quarter was -18.07% during the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	14.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.07%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Papp Small & Mid-Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAPPX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Less: Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	645
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,189
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,676
2011	rr_AnnualReturn2011	(2.36%)
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010

[1]	The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the Fund to pay up to 0.25% of its average daily net assets for certain expenses related to the distribution and servicing of its shares, but only if the Fund's Board of Trustees has specifically authorized the payment of such fees. Until at least April 1, 2013, the Board of Trustees will not authorize payment of fees pursuant to the plan.
[2]	The Adviser has contractually agreed, until at least April 1, 2013, to reduce its management fees and to pay the Fund's operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.25% of the Fund's average daily net assets. Management fee reductions and operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses, if any. Prior to April 1, 2013, the expense limitation agreement may be modified or terminated only with approval of the Board of Trustees.